Intangible assets - Other intangible assets (Tables)	12 Months Ended
Dec. 31, 2022
Intangible assets - Other intangible assets
Schedule of changes in Other intangible assets in the consolidated balance sheet

Intangible Assets
with Finite Useful Life

Cost:
Balances at January 1, 2021	19,237
Additions	3,371
Disposals	(344)
Balances at December 31, 2021	22,264
Additions	3,940
Disposals	—
Balances at December 31, 2022	26,204

Accumulated amortization and impairment:
Balances at January 1, 2021	(12,364)
Additions	(2,566)
Disposals	343
Balances at December 31, 2021	(14,587)
Additions	(2,670)
Disposals	—
Balances at December 31, 2022	(17,257)
Balances at December 31, 2021	7,677
Balances at December 31, 2022	8,947

Schedule of Other tangible assets

	Estimated		Accumulated	Carrying
	Useful Life	Cost	Amortization	Amount
IT developments	3 years	22,176	(14,536)	7,640
Others	10 years	88	(51)	37
Balances at December 31, 2021		22,264	(14,587)	7,677

IT developments	3 years	26,117	(17,198)	8,919
Others	10 years	87	(59)	28
Balances at December 31, 2022		26,204	(17,257)	8,947